SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 18 – SEGMENT INFORMATION
We determine our reportable segments based on the manner in which our Chief Executive Officer, considered to be the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.
We operate two reportable segments identified by their geographic regions:

•
New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans. 2degrees also provides fixed broadband communications services to business and residential customers in New Zealand.

•
Bolivia – NuevaTel offers voice and data services
 through both prepaid cards and postpaid payment plans to its mobile customers in Bolivia. In addition, NuevaTel offers fixed LTE wireless services and public telephony services.

Our CODM evaluates and measures segment performance primarily based on revenues and Adjusted EBITDA. Adjusted EBITDA represents income (loss) before income taxes excluding amounts for (1) interest expense; (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expenses); (4) (gain) loss on disposal of assets and sale-leaseback transaction; and (5) all other non-operating
income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Adjusted EBITDA is a key measure for internal reporting; it is used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational
factors that affect net income (loss). The presentation of Adjusted EBITDA is not a measure of financial performance under GAAP and should not be considered in isolation or as a substitute for consolidated income (loss) before income taxes, the most closely analogous GAAP measure. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.
Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenues. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include cash and cash equivalents, net property and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with corporate assets. Corporate assets consist primarily of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.
No customer accounted for more than 10% of the Company’s consolidated total revenues in 2019. Historically, the Company’s largest customer was a New Zealand retail reseller of wireless devices and accessories and represented approximately 12% of the Company’s consolidated total revenues in 2018 and 11% of the Company’s consolidated total revenues in 2017. The revenue from this customer is primarily from equipment sales of handsets. No other customer accounted for more than 10% of the Company’s consolidated total revenues for the years ended December 31, 2018 and 2017.
The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2019	2018	2017
Revenues
New Zealand	$486,380	$556,410	$520,042
Bolivia	206,804	240,941	258,438
Unallocated Corporate & Eliminations	743	824	420

Total revenues	$693,927	$798,175	$778,900

Adjusted EBITDA
New Zealand	$106,308	$90,396	$85,307
Bolivia	42,475	65,531	76,522
Equity-based compensation	(4,041)	(5,856)	(2,853)
Acquisition and other nonrecurring costs	(6,946)	(4,002)	(5,765)
Depreciation, amortization and accretion	(109,845)	(111,889)	(106,909)
Gain (loss) on disposal of assets and sale-leaseback transaction	11,169	(1,346)	(682)
Interest expense	(45,988)	(45,913)	(59,754)
Change in fair value of warrant liability	1	6,361	9,053
Debt modification and extinguishment costs	—	(4,192)	(6,689)
Other, net	555	(4,682)	1,329
Unallocated Corporate & Eliminations	(10,462)	(11,249)	(11,436)

Loss before income taxes	$(16,774)	$(26,841)	$(21,877)

Depreciation, amortization and accretion
New Zealand	$64,197	$66,160	$60,805
Bolivia	44,944	45,107	45,925
Unallocated Corporate & Eliminations	704	622	179

Total depreciation, amortization and accretion	$109,845	$111,889	$106,909

Capital expenditures
New Zealand	$59,555	$53,085	$53,904
Bolivia	25,636	29,659	37,215
Unallocated Corporate & Eliminations	21	180	1,233

Total capital expenditures	$85,212	$82,924	$92,352

Total assets
New Zealand	$496,270	$440,385
Bolivia	331,538	289,402
Unallocated Corporate & Eliminations	10,819	9,241

Total assets	$838,627	$739,028

The table below presents total revenues by product or service type for the years ended December 31, 2019, 2018 and 2017:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2019
Wireless service revenues	$261,218	$195,974	$—	$457,192
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175

Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	13,647	2,667	420	16,734

Total revenues	$520,042	$258,438	$420	$778,900